UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10011

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:


/s/ Scott Schweitzer             New York, New York         November 13, 2007
--------------------------     ----------------------    ----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         38

Form 13F Information Table Value Total:   $430,338
                                         (thousands)


List of Other Included Managers:  None

                           FORM 13F INFORMATION TABLE

                        Fox Point Capital Management LLC
                               September 30, 2007

COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE        SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (X$1000)      PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105      19,200     300,000    SH        sole                  300,000
APPLE INC                    COM              037833100      24,555     160,000    SH        sole                  160,000
BERKSHIRE HATHAWAY INC DEL   CL A             084670108      11,851         100    SH        sole                      100
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH   112585104       3,850     100,000    SH        sole                  100,000
CVS CAREMARK CORPORATION     COM              126650100      19,815     500,000    SH        sole                  500,000
CANADIAN NAT RES LTD         COM              136385101      18,938     250,000    SH        sole                  250,000
CHINA MED TECHNOLOGIES INC   SPONSORED ADR    169483104       4,279     100,000    SH        sole                  100,000
COGENT COMM GROUP INC        COM NEW          19239V302         584      25,000    SH        sole                   25,000
DTS INC                      COM              23335C101         759      25,000    SH        sole                   25,000
DECKERS OUTDOOR CORP         COM              243537107      13,725     125,000    SH        sole                  125,000
DEERE & CO                   COM              244199105      23,747     160,000    SH        sole                  160,000
FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109      14,505     250,000    SH        sole                  250,000
HANSEN NAT CORP              COM              411310105       7,085     125,000    SH        sole                  125,000
HORIZON LINES INC            COM              44044K101       3,053     100,000    SH        sole                  100,000
IHS INC                      CL A             451734107       8,474     150,000    SH        sole                  150,000
INDYMAC BANCORP INC          COM              456607100       2,715     115,000    SH        sole                  115,000
INTEROIL CORP                COM              460951106      10,270     325,000    SH        sole                  325,000
ISHARES TR                   MSCI EAFE IDX    464287465       1,088       7,500    SH  PUT   sole                    7,500
ISHARES TR                   RUSSELL 2000     464287655       2,510      10,000    SH  PUT   sole                   10,000
JA SOLAR HOLDINGS CO LTD     SPON ADR         466090107       4,495     100,000    SH        sole                  100,000
LIBERTY GLOBAL INC           COM SER A        530555101      10,255     250,000    SH        sole                  250,000
MASTERCARD INC               CL A             57636Q104      23,675     160,000    SH        sole                  160,000
MOSAIC CO                    COM              61945A107       5,352     100,000    SH        sole                  100,000
NATIONAL FUEL GAS CO N J     COM              636180101      11,703     250,000    SH        sole                  250,000
NATIONAL OILWELL VARCO INC   COM              637071101      14,450     100,000    SH        sole                  100,000
NIKE INC                     CL B             654106103       7,333     125,000    SH        sole                  125,000
NUTRI SYS INC NEW            COM              67069D108       4,689     100,000    SH        sole                  100,000
OXFORD INDS INC              COM              691497309       4,515     125,000    SH        sole                  125,000
POTASH CORP SASK INC         COM              73755L107       5,285      50,000    SH        sole                   50,000
PRECISION CASTPARTS CORP     COM              740189105      23,677     160,000    SH        sole                  160,000
RESEARCH IN MOTION LTD       COM              760975102      41,884     425,000    SH        sole                  425,000
SBA COMMUNICATIONS CORP      COM              78388J106      17,640     500,000    SH        sole                  500,000
SCHLUMBERGER LTD             COM              806857108      18,375     175,000    SH        sole                  175,000
TRANSDIGM GROUP INC          COM              893641100      11,428     250,000    SH        sole                  250,000
USANA HEALTH SCIENCES INC    COM              90328M107       6,344     145,000    SH        sole                  145,000
USA TECHNOLOGIES INC         COM NO PAR       90328S500       2,095     250,000    SH        sole                  250,000
ULTRA PETROLEUM CORP         COM              903914109      15,510     250,000    SH        sole                  250,000
VOLCOM INC                   COM              92864N101      10,630     250,000    SH        sole                  250,000

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